BUSINESS COMBINATIONS (Schedule of Revenues and Net Income (Loss) of Acquired Businesses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2011 Shuntong [Member] USD ($)	Dec. 31, 2011 Shuntong [Member] CNY	Dec. 31, 2011 Ruitai [Member] USD ($)	Dec. 31, 2011 Ruitai [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] USD ($)	Dec. 31, 2011 Huizhou FAW-VW [Member] CNY	Dec. 31, 2011 Yuchen [Member] USD ($)	Dec. 31, 2011 Yuchen [Member] CNY
Business Acquisition [Line Items]
Revenue	290,603	$ 13,174	82,914	$ 18,936	119,179	$ 8,080	50,855	$ 5,983	37,655
Net income (loss)	(1,318)	$ (111)	(697)	$ (121)	(763)	$ 185	1,162	$ (162)	(1,020)